Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2025	2024
Finished goods	$2,398,036	$2,447,002
Packaging and supplies	5,443,175	3,934,524
Maintenance materials	3,021,719	2,485,517
Total	$10,862,930	$8,867,043